Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		¥ 1,111,130	¥ 1,055,479
Provision (credit) for credit losses		(58,681)	(7,204)
Charge-offs		101,581	116,520
Recoveries		19,273	17,818
Net charge-offs		82,308	98,702
Others	[1]	(44,663)	(2,227)
Allowance for credit losses, at end of period		925,478	947,346
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		816,559	807,716
Provision (credit) for credit losses		(94,482)	(41,242)
Charge-offs		55,096	75,871
Recoveries		9,758	7,665
Net charge-offs		45,338	68,206
Others	[1]	(17,485)	(4,404)
Allowance for credit losses, at end of period		659,254	693,864
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		58,598	72,366
Provision (credit) for credit losses		480	(4,464)
Charge-offs		3,351	4,236
Recoveries		941	1,219
Net charge-offs		2,410	3,017
Others	[1]	1
Allowance for credit losses, at end of period		56,669	64,885
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		31,187	35,670
Provision (credit) for credit losses		6,492	689
Charge-offs		8,050	4,434
Recoveries		1,208	1,568
Net charge-offs		6,842	2,866
Allowance for credit losses, at end of period		30,837	33,493
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		108,454	64,769
Provision (credit) for credit losses		1,526	6,090
Charge-offs		12,077	3,729
Recoveries		736	1,008
Net charge-offs		11,341	2,721
Others	[1]	(14,737)	948
Allowance for credit losses, at end of period		83,902	69,086
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		96,332	74,958
Provision (credit) for credit losses		27,303	31,723
Charge-offs		23,007	28,250
Recoveries		6,630	6,358
Net charge-offs		16,377	21,892
Others	[1]	(12,442)	1,229
Allowance for credit losses, at end of period		¥ 94,816	¥ 86,018

[1]	Others are principally comprised of gains or losses from foreign exchange translation.